Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 1,221,219	$ 1,192,316	$ 414,885
Accounts receivable - net	1,119,438	693,032	265,738
Lease receivable asset	217,584	217,584	217,584
Prepaid	13,973	40,380
Inventory	636,063	462,192	557,820
Total Current Assets	3,208,277	2,605,504	1,456,027
Property and Equipment - Net	28,466	33,016	53,432
Goodwill	747,976	747,976	747,976
LWL Intangibles	1,468,709	1,468,709
Convertible Note Receivable	805,751
Long-term financing receivables - net	684,770	684,770	752,500
License	354,322	354,322	354,322
Patents	112,600	115,569	127,445
Right of use asset - long term	343,158	395,607	606,569
Other Assets	26,801	26,801	25,400
Total Non Current assets	4,544,087	3,793,754	2,667,644
Total Assets	7,780,830	6,432,274	4,123,671
Current Liabilities:
Accounts payable	668,543	606,814	1,544,544
Accrued Expenses	122,614	143,847	503,595
Customer Deposits	90,516	24,040	82,730
Warranty Liability	100,000	100,000	100,000
Deferred Revenue	33,000	33,000	33,000
Derivative Liability	240,669	256,683	2,008,802
Facility Lease Liability - current	213,474	213,474	249,132
Line of Credit	1,153,956	1,169,638	1,680,350
Notes payable - GE	2,512,056	2,498,076	2,442,154
Convertible Notes Payable (net of discount of $26,919 and $170,438 respectively)	1,261,823	1,193,341	541,426
Related Party Notes Payable	654,737	626,210	600,075
Total Current Liabilities	7,051,388	6,865,123	9,785,809
Long-Term Debt:
Related Party Notes Payable (net of discount of $0 and $0 Respectively	1,081,085	1,081,085	1,092,622
Notes payable - PPL			110,700
Facility Lease Liability - long term	156,187	207,778	373,112
Net Long-Term Debt	1,237,272	1,288,863	1,576,434
Total Liabilities	8,288,659	8,153,986	11,362,243
Commitments and contingencies
Stockholders’ (Deficit)
Preferred D stock, stated value $100 per share; 20,000 shares authorized; 7,500 shares and 7,500 shares issued and 0 and 4,500 outstanding as of December 31, 2020 and December 31, 2021, respectively			450,000
Common stock, $.001 par value; 2,000,000,000 shares authorized; 821,169,656 and 943,569,148 shares issued and outstanding as of December 31, 2020 and December 31, 2021, respectively	961,760	943,569	821,171
Shares to be issued			61,179
Additional paid-in capital	16,100,227	14,777,708	9,080,560
Subscription Receivables	(18,800)
Accumulated Other Comprehensible Income	4,562
Accumulated deficit	(17,536,520)	(17,423,930)	(17,651,482)
Total Stockholders’ (Deficit)	(488,771)	(1,702,653)	(7,238,572)
Non-controlling interest	(19,059)	(19,059)
Total Stockholders’ (Deficit)	(507,830)	(1,721,712)	(7,238,572)
Total Liabilities and Stockholders’ Deficit	$ 7,780,830	$ 6,432,274	$ 4,123,671